HEDGE ACCOUNTING - Interest rate swaps and cross currency swaps (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($) contract	Dec. 31, 2023 COP ($) contract	Dec. 31, 2022 COP ($)
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives		$ 48,662	$ 20,854
Other Accounts Receivable [Member] | Banco de Bogota S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Income in Thousands of U.S. dollar forecasted	$ 309,788
Notional amount contracts forward U.S. dollars	309,788
% hedged	100.00%	100.00%
Hedging derivatives		$ 1,184,025
# of contracts | contract	1	1
Other Accounts Receivable [Member] | Corficolombiana | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Income in Thousands of U.S. dollar forecasted	$ 7,610
Notional amount contracts forward U.S. dollars	7,610
% hedged	100.00%	100.00%
# of contracts | contract	17	17
Financial obligations [member] | Banco de Bogota S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Income in Thousands of U.S. dollar forecasted	$ 1,097,038
Notional amount contracts forward U.S. dollars	1,098,950
% hedged	100.00%	100.00%
Hedging derivatives		$ 4,152,626
# of contracts | contract	74	74